Document and Entity Information	Aug. 25, 2020
Document and Entity Information [Abstract]
Document Type	S-1/A
Entity Registrant Name	GRAF INDUSTRIAL CORP.
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001745317
Amendment Flag	false